Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000024981 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Global Equity Fund Class A
Account Value	$ 18,812.01	$ 18,812.01	$ 18,812.01	$ 13,626.57	$ 13,093.82	$ 19,757.39	$ 14,121.66	$ 11,200.29	$ 10,482.99	$ 11,398.46	$ 9,206.94	$ 9,412.04	$ 9,475.85
Average Annual Return, Percent	30.78%	9.74%	6.52%
C000024981 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Global Equity Fund Class A—excluding sales load
Average Annual Return, Percent	38.05%	10.93%	7.10%
C000060632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Global Equity Fund Class C
Account Value	$ 18,695.32	$ 18,695.32	$ 18,695.32	13,542.04	13,012.6	19,779.02	14,243.91	11,379.4	10,735.25	11,758.47	9,569.35	9,859.79	10,000
Average Annual Return, Percent	35.65%	10.05%	6.46%
C000060632 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Global Equity Fund Class C—excluding contingent deferred sales charge
Average Annual Return, Percent	36.65%	10.05%	6.46%
C000127110 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Global Equity Fund Class I
Account Value	$ 20,347.5	$ 20,347.5	$ 20,347.5	14,728.97	14,118.54	21,245.98	15,151.02	11,972.38	11,170.6	12,111.48	9,755.64	9,956.88	10,000
Average Annual Return, Percent	38.15%	11.19%	7.36%
C000127111 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Global Equity Fund Class Z
Account Value	$ 1,038,569.71	$ 1,038,569.71	$ 1,038,569.71	750,339.2	717,130.03	1,076,474.19	765,969.29	604,283.5	562,996.1	609,789.74	490,453.45	499,284	500,000
Average Annual Return, Percent	38.42%	11.44%	7.58%
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 25,048.49	$ 25,048.49	$ 25,048.49	$ 18,776.68	$ 16,907.26	$ 21,023.63	$ 15,249.6	$ 14,466.08	$ 12,776.71	$ 12,776.32	$ 10,314.86	$ 10,050.05	$ 10,000
Average Annual Return, Percent	33.40%	11.61%	9.62%